INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, accumulated amortization (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Intangible assets
Balance at beginning of the year		$ 39,616,426	$ 26,657,345
Adjustment of opening net book amount for application of IAS 29			1,200,363
Balance at end of the year	$ 26,657,345	35,333,464	39,616,426
Accumulated Depreciation / Amortization
Intangible assets
Balance at beginning of the year	(1,844,326)	(6,232,311)	(2,497,970)
Disposals		(17,495)	(61,246)
Additions	(2,141,476)	2,149,534	(2,376,919)
Foreign currency translation	1,487,832	864,977	(218,305)
Balance at end of the year	(2,497,970)	(7,499,373)	(6,232,311)
Microbiology product
Intangible assets
Balance at beginning of the year		2,208,117	2,122,484
Adjustment of opening net book amount for application of IAS 29			202,791
Balance at end of the year	2,122,484	2,503,631	2,208,117
Microbiology product | Accumulated Depreciation / Amortization
Intangible assets
Balance at beginning of the year	(290,969)	(1,059,083)	(383,380)
Disposals		(17,495)	(20,887)
Additions	(321,887)	471,135	(459,287)
Foreign currency translation	229,476	148,761	(34,512)
Balance at end of the year	(383,380)	(1,363,962)	(1,059,083)
Trademarks and patents
Intangible assets
Balance at beginning of the year		8,063,648	5,574,682
Adjustment of opening net book amount for application of IAS 29			334,919
Balance at end of the year	5,574,682	6,374,782	8,063,648
Trademarks and patents | Accumulated Depreciation / Amortization
Intangible assets
Balance at beginning of the year	(503,553)	(1,747,174)	(704,024)
Additions	(617,478)	556,206	(647,101)
Foreign currency translation	417,007	245,416	(61,130)
Balance at end of the year	(704,024)	(2,057,964)	(1,747,174)
Software
Intangible assets
Balance at beginning of the year		994,723	949,310
Adjustment of opening net book amount for application of IAS 29			227,264
Balance at end of the year	949,310	686,965	994,723
Software | Accumulated Depreciation / Amortization
Intangible assets
Balance at beginning of the year	(395,156)	(1,154,617)	(495,293)
Disposals			(40,359)
Additions	(399,311)	399,090	(429,258)
Foreign currency translation	299,174	151,743	(43,161)
Balance at end of the year	(495,293)	(1,401,964)	(1,154,617)
Customer loyalty
Intangible assets
Balance at beginning of the year		19,601,656	13,083,016
Adjustment of opening net book amount for application of IAS 29			435,389
Balance at end of the year	13,083,016	16,125,208	19,601,656
Customer loyalty | Accumulated Depreciation / Amortization
Intangible assets
Balance at beginning of the year	(654,648)	(2,271,437)	(915,273)
Additions	(802,800)	723,103	(841,273)
Foreign currency translation	542,175	319,057	(79,502)
Balance at end of the year	$ (915,273)	$ (2,675,483)	$ (2,271,437)